Supplemental cash flow information - Reconciliation of Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease obligation recognized on adoption of IFRS16			$ 452,882
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (388,216)	$ (213,622)
Proceeds from limited recourse debt	695,533	0
Payment of lease obligations	(101,812)	(8,293)
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	1,458,286
Changes from financing cash flows
Repayment of long-term debt and financing fees	(388,216)
Proceeds from limited recourse debt	695,533
Payment of lease obligations	0
Total changes from financing cash flows	307,317
Liability-related other changes
Finance costs	3,250
New lease obligations	0
Other	0
Total liability-related other changes	3,250
Outstanding at end of period	1,768,853	1,458,286
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	199,760
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Proceeds from limited recourse debt	0
Payment of lease obligations	(101,812)
Total changes from financing cash flows	(101,812)
Liability-related other changes
Finance costs	0
New lease obligations	168,216
Other	(541)
Total liability-related other changes	167,675
Outstanding at end of period	$ 718,505	$ 199,760